PIMCO Funds

Supplement Dated July 12, 2016 to the

Bond Funds Prospectus dated July 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the

PIMCO Extended Duration Fund, PIMCO Long Duration Total Return Fund and

PIMCO Long-Term U.S. Government Fund (the “Funds”)

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Extended Duration Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Messrs. Cudzil and Thimons have managed the Fund since February 2016.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Long Duration Total Return Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Mohit Mittal. Messrs. Rodosky and Mittal are Managing Directors of PIMCO, and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Messrs. Cudzil and Mittal have managed the Fund since February 2016.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Long-Term U.S. Government Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Messrs. Cudzil and Thimons have managed the Fund since February 2016.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_071216

PIMCO Funds

Supplement Dated July 12, 2016 to the

Equity-Related Strategy Funds Prospectus dated July 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO StocksPLUS® Long Duration Fund (the “Fund”)

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Mohit Mittal and Michael Cudzil. Messrs. Rodosky and Mittal are Managing Directors of PIMCO, and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since its inception in August 2007. Messrs. Mittal and Cudzil have managed the Fund since February 2016.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_071216